UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 29.9%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$153,204	$170,279
Series 4273, Class SP, 5.868%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	528,379
Series 4407, Class LN, 3.962%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	136,265
Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	10,727,101
Series 4677, Class SB, 6.802%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,994,198	2,707,836
Series 4703, Class TZ, 4.00%, 7/15/47	366,294	343,769
Series 4753, Class FP, 2.63%, (1 mo. USD LIBOR + 0.35%), 12/15/47(2)	62,373,274	62,575,510
Series 4774, Class QD, 4.50%, 1/15/43	20,183,745	20,685,553
Interest Only:(3)
Series 267, Class S5, 3.721%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	13,813,774	1,885,091
Series 2631, Class DS, 4.821%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,697,541	349,171
Series 2953, Class LS, 4.421%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	2,024,206	138,475
Series 2956, Class SL, 4.721%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,301,613	188,433
Series 3114, Class TS, 4.371%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,634,559	468,541
Series 3153, Class JI, 4.341%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,184,507	444,080
Series 3727, Class PS, 4.421%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)	115,835	346
Series 3745, Class SA, 4.471%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,480,587	63,783
Series 3845, Class ES, 4.371%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	433,732	5,372
Series 3969, Class SB, 4.371%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	1,087,389	40,348
Series 3973, Class SG, 4.371%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,310,873	146,581
Series 4007, Class JI, 4.00%, 2/15/42	2,867,156	600,442
Series 4050, Class IB, 3.50%, 5/15/41	12,851,299	2,055,312
Series 4067, Class JI, 3.50%, 6/15/27	10,439,115	1,062,771
Series 4070, Class S, 3.821%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	17,222,405	2,201,219
Series 4095, Class HS, 3.821%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	5,429,498	604,814
Series 4109, Class ES, 3.871%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,683	12,789
Series 4109, Class KS, 3.821%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	910,347	30,821
Series 4109, Class SA, 3.921%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,660,034	940,140

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Interest Only:(3) (continued)
Series 4149, Class S, 3.971%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	$4,938,028	$668,069
Series 4163, Class GS, 3.921%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,931,038	578,081
Series 4169, Class AS, 3.971%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	6,025,215	731,644
Series 4180, Class GI, 3.50%, 8/15/26	4,489,394	329,549
Series 4188, Class AI, 3.50%, 4/15/28	8,083,824	710,026
Series 4189, Class SQ, 3.871%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	7,106,657	900,034
Series 4203, Class QS, 3.971%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,721,201	558,128
Series 4212, Class SA, 3.921%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	10,199,593	522,008
Series 4233, Class GI, 3.50%, 3/15/25	512,650	5,050
Series 4323, Class CI, 4.00%, 3/15/40	7,556,558	680,836
Series 4332, Class IK, 4.00%, 4/15/44	3,045,690	743,720
Series 4332, Class KI, 4.00%, 9/15/43	2,858,273	566,778
Series 4343, Class PI, 4.00%, 5/15/44	6,355,121	1,526,125
Series 4370, Class IO, 3.50%, 9/15/41	4,253,848	706,583
Series 4381, Class SK, 3.871%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	7,127,173	1,325,007
Series 4388, Class MS, 3.821%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,859,658	1,507,901
Series 4408, Class IP, 3.50%, 4/15/44	9,494,846	1,938,221
Series 4452, Class SP, 3.921%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	13,373,735	1,964,662
Series 4497, Class CS, 3.921%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	20,533,246	4,015,387
Series 4507, Class MI, 3.50%, 8/15/44	11,544,555	2,332,283
Series 4507, Class SJ, 3.901%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	11,781,446	2,005,294
Series 4520, Class PI, 4.00%, 8/15/45	50,308,010	8,539,981
Series 4526, Class PI, 3.50%, 1/15/42	7,274,374	1,230,352
Series 4528, Class BS, 3.871%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	11,622,546	2,378,678
Series 4629, Class QI, 3.50%, 11/15/46	12,597,784	2,308,980
Series 4637, Class IP, 3.50%, 4/15/44	5,785,225	1,031,238
Series 4644, Class TI, 3.50%, 1/15/45	11,027,634	2,202,557
Series 4653, Class PI, 3.50%, 7/15/44	6,282,639	1,018,675
Series 4667, Class PI, 3.50%, 5/15/42	25,204,375	3,820,242
Series 4672, Class LI, 3.50%, 1/15/43	12,564,965	1,814,111
Series 4744, Class IO, 4.00%, 11/15/47	9,508,903	2,119,786
Series 4749, Class IL, 4.00%, 12/15/47	7,852,731	1,954,553
Series 4767, Class IM, 4.00%, 5/15/45	15,189,193	2,689,418
Series 4768, Class IO, 4.00%, 3/15/48	9,954,209	2,466,835

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Principal Only:(4)
Series 4417, Class KO, 0.00%, 12/15/43	$1,576,803	$900,878
Series 4478, Class PO, 0.00%, 5/15/45	3,561,559	2,714,141
		$170,619,032
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.931%, (1 mo. USD LIBOR + 4.65%), 10/25/28(2)	$1,750,000	$2,012,696
Series 2017-DNA2, Class M2, 5.731%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	20,310,000	22,255,487
Series 2017-DNA3, Class M2, 4.781%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	7,503,023	7,791,799
Series 2018-DNA1, Class M2, 4.081%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	3,000,000	2,960,375
Series 2018-DNA1, Class M2B, 4.081%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	5,040,400	4,751,695
Series 2018-DNA3, Class M2, 4.381%, (1 mo. USD LIBOR + 2.10%), 9/25/48(2)(5)	5,000,000	4,960,533
		$44,732,585
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$293,064	$314,214
Series 1994-42, Class K, 6.50%, 4/25/24	183,359	193,524
Series 2009-62, Class WA, 5.574%, 8/25/39(6)	2,004,132	2,115,387
Series 2013-6, Class TA, 1.50%, 1/25/43	2,399,973	2,296,619
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,654,286	3,845,879
Series 2017-76, Class Z, 3.00%, 10/25/57	7,592,021	6,491,099
Series 2018-3, Class FC, 2.631%, (1 mo. USD LIBOR + 0.35%), 2/25/48(2)	47,271,156	47,412,149
Interest Only:(3)
Series 2004-46, Class SI, 3.719%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	4,198,770	426,700
Series 2005-17, Class SA, 4.419%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,439,114	385,642
Series 2005-71, Class SA, 4.469%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	2,063,417	141,985
Series 2005-105, Class S, 4.419%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,200,002	326,953
Series 2006-44, Class IS, 4.319%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,849,489	269,937
Series 2006-65, Class PS, 4.939%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,833,251	308,227
Series 2006-96, Class SN, 4.919%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,456,723	340,412
Series 2006-104, Class SD, 4.359%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,868,075	267,464
Series 2006-104, Class SE, 4.349%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,245,383	185,045
Series 2007-50, Class LS, 4.169%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,474,572	362,482

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Interest Only:(3) (continued)
Series 2008-26, Class SA, 3.919%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	$3,422,536	$449,159
Series 2008-61, Class S, 3.819%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,870,590	755,665
Series 2010-99, Class NS, 4.319%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	1,981,170	79,481
Series 2010-124, Class SJ, 3.769%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,379,495	119,603
Series 2010-135, Class SD, 3.719%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	5,155,375	291,557
Series 2011-45, Class SA, 4.369%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)	242,258	1,166
Series 2011-101, Class IC, 3.50%, 10/25/26	4,936,971	419,133
Series 2011-101, Class IE, 3.50%, 10/25/26	3,799,342	324,186
Series 2011-104, Class IM, 3.50%, 10/25/26	6,205,282	534,241
Series 2012-24, Class S, 3.219%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,663,218	142,786
Series 2012-30, Class SK, 4.269%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	7,897,707	857,785
Series 2012-52, Class DI, 3.50%, 5/25/27	9,479,760	933,006
Series 2012-56, Class SU, 4.469%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	1,211,611	54,185
Series 2012-63, Class EI, 3.50%, 8/25/40	11,592,956	1,391,849
Series 2012-73, Class MS, 3.769%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	8,540,477	555,330
Series 2012-76, Class GS, 3.769%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	5,619,263	383,878
Series 2012-86, Class CS, 3.819%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	3,768,038	265,191
Series 2012-94, Class KS, 4.369%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	14,544,366	1,616,361
Series 2012-94, Class SL, 4.419%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	10,908,275	1,228,885
Series 2012-97, Class PS, 3.869%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	11,753,681	1,661,557
Series 2012-103, Class GS, 3.819%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	9,559,986	663,611
Series 2012-112, Class SB, 3.869%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	9,508,545	1,293,079
Series 2012-124, Class IO, 1.653%, 11/25/42(6)	11,343,108	454,477
Series 2012-139, Class LS, 3.894%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,974,949	1,365,138
Series 2012-147, Class SA, 3.819%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	10,387,095	1,711,781
Series 2012-150, Class PS, 3.869%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,400,618	1,063,137
Series 2012-150, Class SK, 3.869%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	14,762,474	1,654,888
Series 2013-11, Class IO, 4.00%, 1/25/43	24,589,462	3,910,880

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Interest Only:(3) (continued)
Series 2013-12, Class SP, 3.369%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	$4,380,450	$440,029
Series 2013-15, Class DS, 3.919%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	10,440,683	1,254,750
Series 2013-23, Class CS, 3.969%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,639,477	700,364
Series 2013-54, Class HS, 4.019%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	9,046,578	745,593
Series 2013-64, Class PS, 3.969%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	6,768,648	780,187
Series 2013-66, Class JI, 3.00%, 7/25/43	11,113,661	1,774,138
Series 2013-75, Class SC, 3.969%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	16,582,016	1,368,646
Series 2014-29, Class IG, 3.50%, 6/25/43	3,550,114	459,908
Series 2014-32, Class EI, 4.00%, 6/25/44	3,393,320	807,381
Series 2014-41, Class SA, 3.769%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,205,295	1,480,904
Series 2014-43, Class PS, 3.819%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,563,408	1,350,847
Series 2014-55, Class IN, 3.50%, 7/25/44	10,609,254	1,878,398
Series 2014-64, Class BI, 3.50%, 3/25/44	3,976,285	604,079
Series 2014-67, Class IH, 4.00%, 10/25/44	7,350,844	1,487,262
Series 2014-80, Class CI, 3.50%, 12/25/44	6,468,388	1,134,129
Series 2014-89, Class IO, 3.50%, 1/25/45	10,412,759	1,975,437
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,627,487
Series 2015-14, Class KI, 3.00%, 3/25/45	13,144,625	2,133,495
Series 2015-17, Class SA, 3.919%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	11,457,488	1,804,496
Series 2015-22, Class GI, 3.50%, 4/25/45	6,392,066	1,131,063
Series 2015-31, Class SG, 3.819%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	14,937,811	2,811,992
Series 2015-36, Class IL, 3.00%, 6/25/45	7,591,958	1,245,947
Series 2015-47, Class SG, 3.869%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	8,482,072	1,425,089
Series 2015-52, Class MI, 3.50%, 7/25/45	17,407,646	3,190,594
Series 2015-93, Class BS, 3.869%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	11,550,245	2,256,489
Series 2015-95, Class SB, 3.719%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	15,808,933	2,205,280
Series 2016-1, Class SJ, 3.869%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	22,031,475	3,401,345
Series 2017-46, Class NI, 3.00%, 8/25/42	13,303,437	2,017,119
Series 2018-21, Class IO, 3.00%, 4/25/48	24,562,500	4,834,386
		$138,192,547

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 6.531%, (1 mo. USD LIBOR + 4.25%), 1/25/29(2)	$9,000,000	$10,123,683
Series 2017-C03, Class 1M2, 5.281%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	1,610,000	1,722,819
Series 2017-C06, Class 1M2, 4.931%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	212,953	221,677
Series 2017-C07, Class 1M2, 4.681%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	4,178,341	4,292,633
Series 2017-C07, Class 1M2C, 4.681%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	6,355,664	6,478,924
Series 2018-C01, Class 1M2, 4.531%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	27,026,323	27,365,606
Series 2018-C03, Class 1M2, 4.431%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,570,834
Series 2018-DNA2, Class M2, 4.431%, (1 mo. USD LIBOR + 2.15%), 12/25/30(2)(5)	15,986,585	16,022,296
		$81,798,472
Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,264,180	$2,237,832
Series 2017-110, Class ZJ, 3.00%, 7/20/47	105,237	85,028
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,642,874	2,337,522
Interest Only:(3)
Series 2011-48, Class SD, 4.390%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	3,376,029	125,177
Series 2014-68, Class KI, 0.887%, 10/20/42(6)	12,019,394	374,072
Series 2015-116, Class AS, 3.420%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	9,133,984	867,401
Series 2017-104, Class SD, 3.920%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	16,243,966	2,588,640
Series 2017-121, Class DS, 2.220%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	15,592,056	891,741
Series 2017-137, Class AS, 2.220%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	23,186,261	1,405,458
		$10,912,871

Total Collateralized Mortgage Obligations (identified cost $492,236,849)		$446,255,507

Mortgage Pass-Throughs — 2.5%
Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.875%, (COF + 1.25%), with maturity at 2035(7)	$538,524	$550,304
4.438%, (COF + 1.25%), with maturity at 2030(7)	172,788	183,134

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
6.50%, with maturity at 2036	$1,256,392	$1,374,724
7.00%, with various maturities to 2036	2,240,652	2,479,102
7.50%, with maturity at 2035	688,504	770,008
8.00%, with maturity at 2026	161,787	162,005
		$5,519,277
Federal National Mortgage Association:
3.682%, (COF + 1.25%), with maturity at 2035(7)	$415,483	$430,642
3.882%, (COF + 1.77%), with maturity at 2035(7)	1,211,263	1,278,408
6.00%, with various maturities to 2032	504,479	550,215
6.50%, with various maturities to 2036	1,907,303	2,084,814
7.00%, with various maturities to 2037	3,842,123	4,294,446
7.50%, with maturity at 2035	3,761,775	4,227,715
8.50%, with maturity at 2032	237,302	274,284
9.50%, with maturity at 2028	306,252	332,623
		$13,473,147
Government National Mortgage Association:
5.00%, with maturity at 2048	$17,036,302	$17,737,211
		$17,737,211

Total Mortgage Pass-Throughs (identified cost $36,442,024)		$36,729,635

Commercial Mortgage-Backed Securities — 2.4%
Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.435%, 12/10/54(5)(6)	$800,000	$706,676
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.121%, 3/10/48(5)(6)	5,000,000	4,567,460
Series 2015-CR24, Class D, 3.463%, 8/10/48(6)	1,000,000	848,601
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.663%, 4/15/47(5)(6)	2,081,000	1,859,109
Series 2014-C22, Class D, 4.558%, 9/15/47(5)(6)	3,430,000	2,916,485
Series 2014-C23, Class D, 3.951%, 9/15/47(5)(6)	1,500,000	1,334,847
Series 2014-C25, Class D, 3.945%, 11/15/47(5)(6)	8,045,000	6,734,416
Series 2015-C29, Class D, 3.678%, 5/15/48(6)	2,500,000	2,073,969
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.357%, 8/15/46(5)(6)	5,000,000	4,016,571
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,397,471
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(5)	4,590,000	3,953,277

Security	Principal Amount	Value
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(5)	$8,000,000	$5,882,226

Total Commercial Mortgage-Backed Securities (identified cost $39,560,738)		$36,291,108

Asset-Backed Securities — 14.4%
Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(2)(5)	$2,000,000	$2,003,595
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.521%, (3 mo. USD LIBOR + 6.18%), 11/10/30(2)(5)	2,000,000	2,008,206
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.164%, (3 mo. USD LIBOR + 5.85%), 5/15/30(2)(5)	3,000,000	2,985,321
Series 2015-2A, Class E2, 7.709%, (3 mo. USD LIBOR + 5.20%), 7/29/26(2)(5)	4,500,000	4,541,094
Series 2015-2A, Class F, 9.009%, (3 mo. USD LIBOR + 6.50%), 7/29/26(2)(5)	2,000,000	1,975,834
Series 2015-35RA, Class E, 8.136%, (3 mo. USD LIBOR + 5.70%), 7/15/30(2)(5)	3,000,000	3,011,469
Babson CLO, Ltd.
Series 2014-IIA, Class D, 6.049%, (3 mo. USD LIBOR + 3.60%), 10/17/26(2)(5)	5,000,000	5,004,382
Series 2016-1A, Class ER, 8.477%, (3 mo. USD LIBOR + 6.00%), 7/23/30(2)(5)	2,000,000	2,007,773
Series 2017-1A, Class E, 8.445%, (3 mo. USD LIBOR + 6.00%), 7/18/29(2)(5)	2,900,000	2,926,219
Series 2018-1A, Class D, 7.936%, (3 mo. USD LIBOR + 5.50%), 4/15/31(2)(5)	5,000,000	4,974,840
Bain Capital Credit CLO
Series 2017-2A, Class E, 8.84%, (3 mo. USD LIBOR + 6.35%), 7/25/30(2)(5)	2,250,000	2,275,287
Series 2018-1A, Class E, 7.827%, (3 mo. USD LIBOR + 5.35%), 4/23/31(2)(5)	3,500,000	3,414,523
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.069%, (3 mo. USD LIBOR + 5.60%), 1/20/31(2)(5)	5,000,000	4,943,475
Series 2018-5BA, Class D, 8.419%, (3 mo. USD LIBOR + 5.95%), 4/20/31(2)(5)	3,000,000	2,956,584
Series 2018-14A, Class E, 7.819%, (3 mo. USD LIBOR + 5.35%), 4/20/31(2)(5)	3,000,000	2,935,521
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 8.17%, (3 mo. USD LIBOR + 5.65%), 4/30/31(2)(5)	3,000,000	3,015,189

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 7.869%, (3 mo. USD LIBOR + 5.40%), 4/20/31(2)(5)	$2,000,000	$1,989,828
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(5)	4,000,000	3,954,308
Series 2016-2A, Class ER, 8.436%, (3 mo. USD LIBOR + 6.00%), 10/15/31(2)(5)	1,000,000	994,914
Series 2017-1A, Class E, 8.686%, (3 mo. USD LIBOR + 6.25%), 7/15/30(2)(5)	1,000,000	1,002,286
Series 2018-1A, Class E, 8.186%, (3 mo. USD LIBOR + 5.75%), 7/15/31(2)(5)	2,000,000	1,976,850
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class D, 7.909%, (3 mo. USD LIBOR + 5.40%), 7/27/31(2)(5)	2,000,000	1,989,456
Series 2014-4RA, Class D, 8.086%, (3 mo. USD LIBOR + 5.65%), 7/15/30(2)(5)	1,000,000	999,546
Series 2015-5A, Class C, 6.519%, (3 mo. USD LIBOR + 4.05%), 1/20/28(2)(5)	4,000,000	4,010,604
Series 2015-5A, Class D, 8.569%, (3 mo. USD LIBOR + 6.10%), 1/20/28(2)(5)	2,000,000	2,008,912
Series C17A, Class DR, 8.52%, (3 mo. USD LIBOR + 6.00%), 4/30/31(2)(5)	3,000,000	3,023,066
Cent CLO LP
Series 2014-22A, Class C, 6.093%, (3 mo. USD LIBOR + 3.75%), 11/7/26(2)(5)	5,000,000	5,000,328
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.064%, (3 mo. USD LIBOR + 5.75%), 8/15/31(2)(5)	2,000,000	1,990,562
Series 2016-42A, Class ER, 7.986%, (3 mo. USD LIBOR + 5.55%), 7/15/30(2)(5)	2,000,000	2,007,667
Series 2018-55A, Class E, 7.836%, (3 mo. USD LIBOR + 5.40%), 4/15/31(2)(5)	1,000,000	998,240
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 5.119%, (3 mo. USD LIBOR + 2.65%), 4/20/31(2)(5)	5,000,000	4,964,765
Series 2015-21A, Class ER, 7.719%, (3 mo. USD LIBOR + 5.25%), 4/20/31(2)(5)	2,500,000	2,454,298
Series 2018-25A, Class E, 8.447%, (3 mo. USD LIBOR + 5.95%), 10/25/31(2)(5)	2,000,000	2,008,111
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.469%, (3 mo. USD LIBOR + 6.00%), 1/20/31(2)(5)	3,000,000	3,010,160
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(5)	3,000,000	2,985,699
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.945%, (3 mo. USD LIBOR + 6.50%), 7/18/29(2)(5)	2,900,000	2,926,960
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.068%, (3 mo. USD LIBOR + 5.75%), 7/22/31(2)(5)	1,000,000	994,597

Security	Principal Amount	Value
Invitation Homes Trust
Series 2018-SFR1, Class E, 4.29%, (1 mo. USD LIBOR + 2.00%), 3/17/37(2)(5)	$4,693,000	$4,714,452
Series 2018-SFR2, Class E, 4.28%, (1 mo. USD LIBOR + 2.00%), 6/17/37(2)(5)	12,000,000	12,091,639
Series 2018-SFR3, Class E, 4.29%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(5)	13,000,000	13,069,623
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 6.069%, (3 mo. USD LIBOR + 3.60%), 7/21/30(2)(5)	3,500,000	3,524,045
Series 2015-17A, Class ER, 8.969%, (3 mo. USD LIBOR + 6.50%), 7/21/30(2)(5)	5,000,000	5,081,268
Neuberger Berman CLO, Ltd.
Series 2016-22A, Class ER, 8.509%, (3 mo. USD LIBOR + 6.06%), 10/17/30(2)(5)	2,000,000	1,994,918
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.769%, (3 mo. USD LIBOR + 4.30%), 10/20/28(2)(5)	5,000,000	5,002,255
Series 2015-11A, Class E, 9.169%, (3 mo. USD LIBOR + 6.70%), 10/20/28(2)(5)	2,500,000	2,502,108
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 7.812%, (3 mo. USD LIBOR + 5.50%), 5/21/27(2)(5)	3,000,000	3,002,941
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.299%, (3 mo. USD LIBOR + 5.85%), 10/17/31(2)(5)	1,500,000	1,507,085
Series 2015-1A, Class DR, 8.512%, (3 mo. USD LIBOR + 6.20%), 5/21/29(2)(5)	2,000,000	2,011,177
Series 2015-2A, Class CR, 6.169%, (3 mo. USD LIBOR + 3.70%), 7/20/30(2)(5)	5,000,000	5,029,280
Series 2018-1A, Class D, 7.595%, (3 mo. USD LIBOR + 5.15%), 4/18/31(2)(5)	4,000,000	3,900,232
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(2)(5)	2,500,000	2,486,458
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.131%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(5)	9,000,000	9,106,915
Series 2018-GT2, Class A, 4.931%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(5)	7,272,000	7,333,014
Recette CLO, LLC
Series 2015-1A, Class E, 8.169%, (3 mo. USD LIBOR + 5.70%), 10/20/27(2)(5)	4,500,000	4,514,366
Series 2015-1A, Class F, 9.919%, (3 mo. USD LIBOR + 7.45%), 10/20/27(2)(5)	2,000,000	2,002,191
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(2)(5)	3,000,000	2,954,685
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.162%, (3 mo. USD LIBOR + 5.95%), 10/25/31(2)(5)	2,000,000	1,989,524

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(2)(5)	$2,000,000	$1,990,284
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.369%, (3 mo. USD LIBOR + 5.90%), 4/20/31(2)(5)	2,000,000	1,996,796
Vibrant CLO, Ltd.
Series 2018-9A, Class D, 8.492%, (3 mo. USD LIBOR + 6.25%), 7/20/31(2)(5)	2,000,000	1,989,906
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.916%, (3 mo. USD LIBOR + 6.48%), 10/15/30(2)(5)	5,000,000	5,060,882
Series 2014-1A, Class DR2, 8.445%, (3 mo. USD LIBOR + 6.00%), 4/18/31(2)(5)	2,000,000	2,006,410
Series 2018-2A, Class E, 7.624%, (3 mo. USD LIBOR + 5.25%), 7/15/31(2)(5)	1,000,000	987,590
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.769%, (3 mo. USD LIBOR + 6.30%), 7/20/30(2)(5)	2,000,000	1,984,396
Series 2017-1A, Class E, 8.865%, (3 mo. USD LIBOR + 6.42%), 4/18/29(2)(5)	2,000,000	2,016,796

Total Asset-Backed Securities (identified cost $210,980,896)		$214,121,705

Small Business Administration Loans (Interest Only)(8) — 5.0%
Security	Principal Amount	Value
0.657%, 3/15/30	$2,947,507	$64,427
0.73%, 7/15/31	3,415,877	82,090
0.932%, 5/15/42	1,685,752	63,991
0.98%, 4/15/32	1,655,952	54,267
1.132%, 10/14/36	3,385,554	136,475
1.309%, 4/15/42 to 7/15/42	13,914,197	746,814
1.336%, 9/15/41	1,983,496	100,672
1.382%, 6/15/41	3,252,550	166,449
1.48%, 4/15/34	1,240,911	69,054
1.49%, 7/15/36	1,205,146	60,048
1.507%, 7/15/36	1,375,921	67,036
1.559%, 3/16/42 to 7/15/42	4,307,670	264,580
1.586%, 8/28/36 to 10/21/36	4,636,839	249,033
1.609%, 12/15/41 to 7/15/42	12,492,300	820,084
1.632%, 9/15/41 to 6/15/42	3,491,935	226,196
1.682%, 4/15/41 to 5/15/42	5,970,071	389,796
1.73%, 10/15/33	1,868,861	116,910
1.732%, 11/21/41	1,272,142	83,507
1.738%, 5/15/36	3,823,102	221,794
1.803%, 11/15/33	1,623,624	103,045

Security	Principal Amount	Value
1.809%, 12/21/41 to 11/15/42	$9,190,507	$721,020
1.836%, 11/9/36 to 2/15/40	3,204,579	198,205
1.859%, 12/28/41 to 6/15/42	19,215,582	1,385,575
1.882%, 11/19/36 to 12/15/36	5,097,435	325,837
1.909%, 2/15/42 to 7/15/42	12,363,918	1,024,396
1.934%, 7/15/42	1,805,630	146,633
1.959%, 11/29/30 to 8/15/42	9,058,728	704,114
1.982%, 10/15/37	1,115,293	69,565
2.032%, 2/15/42 to 5/15/42	4,835,092	422,901
2.055%, 1/15/38	1,175,189	79,020
2.059%, 5/15/42 to 7/15/42	5,260,324	448,182
2.109%, 4/15/33 to 7/15/42	7,447,696	612,405
2.159%, 5/15/42 to 6/15/42	6,531,853	605,509
2.182%, 11/15/40 to 12/15/40	1,996,222	153,196
2.209%, 8/15/42	3,377,470	303,506
2.232%, 1/15/41 to 1/15/42	4,885,849	424,340
2.282%, 11/1/29	1,524,982	110,038
2.309%, 4/15/42 to 7/15/42	5,363,801	520,421
2.359%, 1/11/42 to 6/15/42	24,567,581	2,304,721
2.382%, 6/15/42	1,776,359	169,760
2.386%, 7/15/40	1,468,532	118,117
2.405%, 3/15/39	953,698	76,837
2.409%, 1/15/38 to 7/15/42	24,522,005	2,402,461
2.432%, 3/15/41 to 6/15/42	5,016,695	453,115
2.459%, 12/15/26 to 8/15/42	15,785,244	1,494,231
2.482%, 2/23/41	1,148,028	104,374
2.509%, 5/15/27	1,167,350	73,603
2.532%, 11/15/42	1,703,033	175,028
2.557%, 1/15/41	1,153,573	99,522
2.559%, 7/15/42	2,213,578	255,493
2.586%, 4/15/36	1,462,046	129,192
2.609%, 5/15/33 to 7/15/42	13,473,280	1,426,518
2.632%, 4/15/41	1,288,511	124,124
2.636%, 5/15/41	1,461,891	132,947
2.659%, 6/15/36 to 7/15/42	6,293,209	676,304
2.682%, 2/15/41 to 4/15/42	6,845,595	706,002
2.709%, 5/15/27 to 9/15/42	29,154,354	3,157,955
2.732%, 8/15/42	1,248,911	162,412
2.859%, 5/15/32 to 7/15/42	22,019,226	2,594,265
2.882%, 8/16/42	49,959,032	6,156,352
2.886%, 8/15/40	1,072,529	106,293
2.903%, 11/2/42	21,749,550	2,638,677
2.909%, 12/15/41 to 7/15/42	13,556,262	1,693,134
2.932%, 2/15/41 to 7/15/42	5,798,031	472,371
2.936%, 7/15/42	3,678,833	448,567
2.949%, 8/15/42	1,881,018	231,314
2.959%, 2/15/27 to 1/15/43	17,799,220	1,972,873

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
2.982%, 2/15/41 to 7/15/42	$9,051,847	$1,166,194
2.984%, 5/15/42 to 6/15/42	4,210,535	574,501
3.032%, 7/15/41 to 6/15/42	7,037,963	847,085
3.109%, 12/15/41 to 8/15/42	10,976,313	1,411,441
3.128%, 6/15/32	682,446	80,051
3.155%, 1/15/43	3,606,061	452,925
3.159%, 4/15/42 to 7/15/42	19,901,327	2,663,281
3.182%, 7/15/41	595,142	0
3.185%, 8/15/39	1,594,525	167,490
3.209%, 12/15/26 to 10/15/42	21,301,574	2,586,154
3.232%, 7/15/37 to 4/15/42	5,303,140	596,279
3.236%, 7/15/28 to 4/15/42	2,929,161	332,744
3.282%, 6/21/26 to 7/15/42	10,863,059	1,290,071
3.359%, 2/15/42 to 7/15/42	5,839,214	793,210
3.409%, 4/15/42 to 12/15/42	6,140,944	882,694
3.432%, 11/7/39 to 2/15/42	3,632,177	489,649
3.459%, 2/15/27 to 8/15/42	19,778,343	2,438,822
3.482%, 5/15/36 to 7/15/42	5,923,392	848,513
3.532%, 4/15/23 to 8/15/42	4,318,630	458,722
3.609%, 5/15/32 to 6/15/42	14,684,502	2,168,897
3.635%, 8/15/41	2,694,370	386,375
3.636%, 2/15/41 to 12/15/41	2,057,389	284,298
3.659%, 5/15/42 to 7/15/42	12,818,370	2,057,474
3.682%, 11/15/31 to 5/15/42	7,014,719	999,798
3.709%, 1/15/24 to 8/15/42	39,426,296	4,998,796
3.732%, 12/15/36 to 4/15/42	9,187,857	1,313,215
3.782%, 11/15/26 to 6/15/42	13,378,859	1,571,760

Total Small Business Administration Loans (Interest Only) (identified cost $75,284,905)		$74,758,132

Senior Floating-Rate Loans — 1.5%(9)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs — 0.1%
Bausch Health Companies, Inc., Term Loan, 5.27%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	$2,182	$2,186,813
		$2,186,813

Equipment Leasing — 0.7%
Delos Finance S.a.r.l., Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	$10,000	$10,026,790
		$10,026,790

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.1%
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(10)	EUR	1,400	$1,493,001
			$1,493,001

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), Maturing March 28, 2024		$2,323	$2,324,375
			$2,324,375

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 4.03%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,972	$4,981,641
			$4,981,641

Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 5.81%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$731	$733,676
			$733,676

Total Senior Floating-Rate Loans (identified cost $21,778,938)			$21,746,296

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.32%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(11)		$1,810	$1,839,401

Total Sovereign Loans (identified cost $1,802,176)			$1,839,401

Foreign Government Bonds — 22.4%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(12)
City of Buenos Aires, 38.69%, (BADLAR + 3.25%), 3/29/24(2)	ARS	1,338	$33,642
Provincia de Buenos Aires, 40.61%, (BADLAR + 3.75%), 4/12/25(2)(5)(13)	ARS	6,170	156,471

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Argentina (continued)
Provincia de Buenos Aires, 49.22%, (BADLAR + 3.83%), 5/31/22(2)	ARS	1,365	$35,730
Total Argentina			$225,843

Iceland — 2.4%
Republic of Iceland, 5.00%, 11/15/28	ISK	870,354	$6,610,785
Republic of Iceland, 6.50%, 1/24/31	ISK	2,124,673	18,112,625
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	11,098,420
Total Iceland			$35,821,830

Indonesia — 1.5%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	$22,824,072
Total Indonesia			$22,824,072

Japan — 7.0%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(14)	JPY	8,712,316	$80,301,402
Japan Government CPI Linked Bond, 0.10%, 3/10/28(14)	JPY	2,610,400	24,094,754
Total Japan			$104,396,156

Mongolia — 0.0%(12)
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(13)	USD	200	$195,550
Total Mongolia			$195,550

New Zealand — 5.3%
New Zealand Government Bond, 2.00%, 9/20/25(13)(14)	NZD	42,889	$29,888,350
New Zealand Government Bond, 2.50%, 9/20/35(13)(14)	NZD	600	447,465
New Zealand Government Bond, 3.00%, 9/20/30(13)(14)	NZD	62,060	48,106,117
Total New Zealand			$78,441,932

Peru — 2.1%
Peru Government Bond, 6.35%, 8/12/28	PEN	101,160	$31,223,770
Total Peru			$31,223,770

Serbia — 1.4%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,668,097
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,016,924
Total Serbia			$20,685,021

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$79,141
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	164,891
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	1,958,138
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	657,007
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,132,948
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,346,755
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	438,191
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	117,000	674,462
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	62,773
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	3,270,140
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	163,000	923,955
Total Sri Lanka			$11,708,401

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(13)(14)	THB	989,275	$28,030,005
Total Thailand			$28,030,005

Total Foreign Government Bonds (Identified cost $352,121,771)			$333,552,580

Foreign Corporate Bonds — 2.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%
Pampa Energia SA, 7.50%, 1/24/27(13)	USD	2,000	$1,755,000
YPF SA, 47.833%, (BADLAR + 4.00%), 7/7/20(2)(13)	USD	1,775	735,808
Total Argentina			$2,490,808

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(13)	USD	1,500	$1,456,961
Total Bahrain			$1,456,961

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(13)	USD	1,900	$1,921,987
Total Belarus			$1,921,987

Brazil — 0.2%
Unigel Luxembourg SA, 10.50%, 1/22/24(13)	USD	2,000	$2,070,000
Total Brazil			$2,070,000

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	1,200	$1,301,463
Total Bulgaria			$1,301,463

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(13)	USD	1,500	$1,462,500
Total Canada			$1,462,500

China — 0.4%
21Vianet Group, Inc., 7.00%, 8/17/20(13)	USD	1,500	$1,466,250
CAR, Inc., 6.125%, 2/4/20(13)	USD	1,000	972,500
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	1,050	916,857
KWG Group Holdings, Ltd., 6.00%, 9/15/22(13)	USD	1,100	946,981
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(13)	USD	1,000	939,785
Times China Holdings, Ltd., 6.25%, 1/17/21(13)	USD	1,050	967,336
Total China			$6,209,709

Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(13)	USD	2,000	$2,125,000
Millicom International Cellular SA, 6.625%, 10/15/26(13)	USD	1,250	1,264,062
Total Colombia			$3,389,062

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	2,000	$1,845,000
Total El Salvador			$1,845,000

Georgia — 0.0%(12)
JSC Georgia Capital, 6.125%, 3/9/24(13)	USD	600	$552,000
Total Georgia			$552,000

Honduras — 0.1%
Inversiones Atlantida SA, 8.25%, 7/28/22(13)	USD	610	$626,775
Total Honduras			$626,775

Hong Kong — 0.1%
CITIC, Ltd., 6.625%, 4/15/21(13)	USD	1,000	$1,057,840
CNAC HK Finbridge Co., Ltd., 4.125%, 3/14/21(13)	USD	1,000	996,891
Total Hong Kong			$2,054,731

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/21(2)	EUR	900	$1,024,482
Total Iceland			$1,024,482

Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21(13)	USD	1,000	$1,029,153
Total Indonesia			$1,029,153

Mexico — 0.2%
Cydsa SAB de CV, 6.25%, 10/4/27(13)	USD	1,000	$947,660
Grupo Kaltex SA de CV, 8.875%, 4/11/22(13)	USD	1,750	1,383,392
Petroleos Mexicanos, 5.50%, 1/21/21	USD	1,000	1,010,000
Total Mexico			$3,341,052

Netherlands — 0.1%
Metinvest BV, 7.75%, 4/23/23(13)	USD	1,600	$1,542,000
Total Netherlands			$1,542,000

Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(13)	USD	2,000	$2,032,500
Total Nigeria			$2,032,500

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,500	$1,431,750
Total Saudi Arabia			$1,431,750

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(13)	USD	1,000	$864,083
Puma International Financing SA, 5.125%, 10/6/24(13)	USD	1,100	926,857
Total Singapore			$1,790,940

Spain — 0.1%
Atento Luxco 1 SA, 6.125%, 8/10/22(13)	USD	1,300	$1,280,500
Total Spain			$1,280,500

Turkey — 0.2%
Turk Telekomunikasyon AS, 3.75%, 6/19/19(13)	USD	1,000	$988,290
Turkiye Is Bankasi AS, 5.50%, 4/21/22(13)	USD	1,000	867,988
Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20(13)	USD	800	774,208
Yapi ve Kredi Bankasi AS, 6.10%, 3/16/23(13)	USD	1,000	877,611
Total Turkey			$3,508,097

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

United Kingdom — 0.1%
Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(13)	USD	1,000	$962,500
Total United Kingdom			$962,500

Total Foreign Corporate Bonds (identified cost $44,819,897)			$43,323,970

U.S. Treasury Obligations — 3.8%
Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(15)(16)		$59,396,009	$56,455,332

Total U.S. Treasury Obligations (identified cost $59,147,088)			$56,455,332

Corporate Bonds & Notes — 0.1%
Security		Principal Amount (000’s omitted)	Value
Azul Investments LLP, 5.875%, 10/26/24(13)		$1,717	$1,553,885

Total Corporate Bonds & Notes (identified cost $1,474,177)			$1,553,885

Common Stocks — 0.3%
Security		Shares	Value

Iceland — 0.3%
Arion Banki HF(5)		2,497,017	$1,611,489
Eik Fasteignafelag HF(17)		3,180,300	193,759
Eimskipafelag Islands HF		326,400	476,523
Hagar HF		1,349,100	517,016
Kvika Banki HF(17)		920,911	56,428
Reginn HF(17)		1,843,700	283,152
Reitir Fasteignafelag HF		1,090,500	639,632
Siminn HF		13,922,800	433,891
Sjova-Almennar Tryggingar HF		1,707,844	198,057
Vatryggingafelag Islands HF		2,501,141	224,045
Total Iceland			$4,633,992

Total Common Stocks (identified cost $6,793,038)			$4,633,992

Closed-End Funds — 4.0%
Security		Shares	Value
BlackRock Corporate High Yield Fund, Inc.		1,000,336	$9,823,300
BlackRock Multi-Sector Income Trust		675,742	10,980,807
Brookfield Real Assets Income Fund, Inc.		188,718	4,004,596
MFS Multimarket Income Trust		1,093,200	5,728,368
Nuveen Global High Income Fund		456,000	6,648,480
Nuveen Mortgage Opportunity Term Fund		324,311	7,712,116
PGIM Global Short Duration High Yield Fund, Inc.		293,307	3,895,117
Wells Fargo Income Opportunities Fund		669,620	5,015,454
Western Asset High Income Opportunity Fund, Inc.		1,288,797	5,851,138

Total Closed-End Funds (identified cost $66,064,603)			$59,659,376

Other — 2.3%
Security		Principal Amount/ Shares	Value

Reinsurance — 2.3%
Altair V Reinsurance(17)(18)(19)(20)		1,932	$338,073
Altair VI Reinsurance(17)(18)(19)(20)		1,000	5,172,330
Blue Lotus Re, Ltd.(17)(18)(19)(20)		6,000	6,657,600
Eden Re II, Ltd., 0.00%(5)(18)(20)		$2,500,000	1,251,250
Eden Re II, Ltd., 0.00%(5)(18)(20)		$2,500,000	2,610,500
Eden Re II, Ltd., 0.00%(5)(18)(20)		$7,500,000	7,827,000
Mt. Logan Re, Ltd.(17)(18)(19)(20)		10,000	10,630,676

Total Other (identified cost $35,404,283)			$34,487,429

Short-Term Investments — 4.6%

Foreign Government Securities — 1.7%
Security		Principal Amount (000’s omitted)	Value

Egypt — 1.7%
Egypt Treasury Bill, 0.00%, 1/1/19	EGP	149,375	$8,139,054
Egypt Treasury Bill, 0.00%, 1/8/19	EGP	235,725	12,794,671
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	37,300	1,808,301
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,320,738
Total Egypt			$25,062,764

Total Foreign Government Securities (identified cost $24,953,703)			$25,062,764

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

U.S. Treasury Obligations — 0.7%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/13/18(16)	$10,500	$10,473,739

Total U.S. Treasury Obligations (identified cost $10,474,006)		$10,473,739

Other — 2.2%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(21)	32,597,591	$32,594,331

Total Other (identified cost $32,596,748)		$32,594,331

Total Short-Term Investments (identified cost $68,024,457)		$68,130,834

Total Purchased Options and Swaptions — 1.9% (identified cost $27,400,311)		$28,388,183

Total Investments — 98.1% (identified cost $1,539,336,151)		$1,461,927,365

Total Written Options — (0.1)% (premiums received $1,292,416)		$(1,384,026)

Other Assets, Less Liabilities — 2.0%		$29,938,494

Net Assets — 100.0%		$1,490,481,833

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2018.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $281,929,782 or 18.9% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2018.
(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2018.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	This Senior Loan will settle after October 31, 2018, at which time the interest rate will be determined.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $149,667,331 or 10.0% of the Portfolio’s net assets.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(17)	Non-income producing security.

(18)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(19)	Restricted security (see Note 5).

(20)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Purchased Currency Options — 0.5%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK	9.96	4/15/19	$64,972
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK	9.96	4/15/19	42,229
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK	9.58	4/12/19	21,279
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK	9.96	4/12/19	63,763
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	31,882
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK	9.96	4/12/19	31,882
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,610,000	SEK	9.56	4/23/19	19,490
Call SEK/Put EUR	Deutsche Bank AG	EUR	12,650,000	SEK	9.56	4/23/19	14,844
Put CNH/Call USD	Bank of America, N.A.	USD	34,000,000	CNH	6.93	6/26/19	970,190
Put CNH/Call USD	Citibank, N.A.	USD	14,094,000	CNH	6.87	12/27/18	299,258
Put CNH/Call USD	Goldman Sachs International	USD	29,986,000	CNH	6.83	12/24/18	754,718
Put CNH/Call USD	Goldman Sachs International	USD	14,800,000	CNH	6.93	6/26/19	422,318
Put CNH/Call USD	Goldman Sachs International	USD	19,200,000	CNH	6.95	6/26/19	518,861
Put EUR/Call USD	Citibank, N.A.	EUR	21,000,000	USD	1.18	12/21/18	804,550
Put MXN/Call USD	Citibank, N.A.	USD	24,930,000	MXN	21.32	5/6/19	908,873
Put MXN/Call USD	Citibank, N.A.	USD	11,790,000	MXN	21.32	5/6/19	429,828
Put MXN/Call USD	Goldman Sachs International	USD	11,790,000	MXN	21.32	5/6/19	429,828
Put MXN/Call USD	Goldman Sachs International	USD	27,420,000	MXN	21.32	5/7/19	1,004,614

Total							$6,833,379

Purchased Interest Rate Swaptions — 1.2%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$3,395,502
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	5,965,239
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	2,743,382
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	6,489,436

Total				$18,593,559

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/Spread		Expiration Date	Value

2-year 10 CMS Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000		0.135%	8/2/21	$1,325,812
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	13,614,988	EUR	3,100.00	5/3/22	1,178,283
E-mini S&P 500 Index Futures 3/2019	Citibank, N.A.	164	USD	22,230,200	USD	2,835.00	3/15/19	457,150

Total								$2,961,245

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Written Currency Options — (0.1)%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put CNH/Call USD	Barclays Bank PLC	USD	29,986,000	CNH	6.83	12/24/18	$(754,718)
Put CNH/Call USD	Deutsche Bank AG	USD	14,094,000	CNH	6.87	12/27/18	(299,258)

Total							$(1,053,976)

Written Put Options — (0.0)%(12)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
E-mini S&P 500 Index Futures 3/2019	Citibank, N.A.	164	USD	22,230,300	USD 2,405.00	3/15/19	$(330,050)

Total							$(330,050)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	25,661,117	USD	29,160,010	Standard Chartered Bank	11/1/18	$—	$(94,937)
EUR	25,661,117	USD	29,207,483	Standard Chartered Bank	11/1/18	—	(142,410)
EUR	19,000	USD	21,579	UBS AG	11/1/18	—	(59)
EUR	2,646,000	USD	3,003,113	UBS AG	11/1/18	—	(6,120)
NZD	499,000	USD	327,963	HSBC Bank USA, N.A.	11/1/18	—	(2,340)
NZD	13,137,000	USD	8,634,162	HSBC Bank USA, N.A.	11/1/18	—	(61,615)
USD	31,122,188	EUR	25,661,117	Standard Chartered Bank	11/1/18	2,057,114	—
USD	29,160,010	EUR	25,661,117	Standard Chartered Bank	11/1/18	94,937	—
USD	3,029,572	EUR	2,665,000	Standard Chartered Bank	11/1/18	11,059	—
USD	8,975,784	NZD	13,137,000	Standard Chartered Bank	11/1/18	403,237	—
USD	340,939	NZD	499,000	Standard Chartered Bank	11/1/18	15,316	—
AUD	2,760,000	USD	2,049,593	State Street Bank and Trust Company	11/2/18	—	(95,098)
NZD	157,000	USD	102,488	Australia and New Zealand Banking Group Limited	11/2/18	—	(38)
NZD	4,145,000	USD	2,705,815	Australia and New Zealand Banking Group Limited	11/2/18	—	(995)
USD	1,954,853	AUD	2,760,000	Australia and New Zealand Banking Group Limited	11/2/18	359	—
USD	2,826,544	NZD	4,145,000	State Street Bank and Trust Company	11/2/18	121,725	—
USD	107,061	NZD	157,000	State Street Bank and Trust Company	11/2/18	4,611	—
ARS	7,355,000	USD	204,306	BNP Paribas	11/5/18	—	(201)
ARS	6,659,562	USD	183,813	Goldman Sachs International	11/5/18	992	—
IDR	157,822,053,979	USD	10,379,616	Deutsche Bank AG	11/5/18	—	(3,874)
IDR	260,077,425,000	USD	17,104,730	Deutsche Bank AG	11/5/18	—	(6,384)
PEN	58,278,709	USD	17,396,629	Standard Chartered Bank	11/5/18	—	(110,938)
PEN	49,372,000	USD	14,733,512	The Bank of Nova Scotia	11/5/18	—	(89,585)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	107,650,709	USD	32,034,134	The Bank of Nova Scotia	11/5/18	$—	$(104,516)
PHP	355,630,000	USD	6,642,075	Bank of America, N.A.	11/5/18	4,593	—
PHP	329,100,000	USD	6,162,691	BNP Paribas	11/5/18	—	(11,864)
PHP	404,500,000	USD	7,565,697	Citibank, N.A.	11/5/18	—	(5,656)
PHP	306,775,000	USD	5,729,614	Deutsche Bank AG	11/5/18	3,962	—
PHP	179,410,000	USD	3,350,827	Deutsche Bank AG	11/5/18	2,317	—
PHP	418,185,000	USD	7,810,411	JPMorgan Chase Bank, N.A.	11/5/18	5,401	—
PHP	526,400,000	USD	9,843,355	UBS AG	11/5/18	—	(5,022)
USD	115,508	ARS	4,603,000	Goldman Sachs International	11/5/18	—	(12,227)
USD	235,171	ARS	9,411,562	Goldman Sachs International	11/5/18	—	(26,003)
USD	9,472,314	IDR	142,937,225,000	Goldman Sachs International	11/5/18	75,151	—
USD	5,748,058	IDR	86,738,195,000	Goldman Sachs International	11/5/18	45,604	—
USD	7,745,831	IDR	117,140,200,000	JPMorgan Chase Bank, N.A.	11/5/18	44,649	—
USD	4,700,381	IDR	71,083,858,979	JPMorgan Chase Bank, N.A.	11/5/18	27,094	—
USD	17,342,273	PEN	58,278,709	Standard Chartered Bank	11/5/18	56,582	—
USD	32,795,342	PEN	107,650,709	The Bank of Nova Scotia	11/5/18	865,723	—
USD	14,691,861	PEN	49,372,000	The Bank of Nova Scotia	11/5/18	47,934	—
USD	6,591,233	PHP	355,630,000	Bank of America, N.A.	11/5/18	—	(55,435)
USD	6,146,577	PHP	329,100,000	BNP Paribas	11/5/18	—	(4,250)
USD	7,554,817	PHP	404,500,000	Citibank, N.A.	11/5/18	—	(5,224)
USD	3,289,211	PHP	179,410,000	Deutsche Bank AG	11/5/18	—	(63,934)
USD	5,633,033	PHP	306,775,000	Deutsche Bank AG	11/5/18	—	(100,543)
USD	7,752,781	PHP	418,185,000	JPMorgan Chase Bank, N.A.	11/5/18	—	(63,031)
USD	9,831,534	PHP	526,400,000	UBS AG	11/5/18	—	(6,799)
USD	107,682,700	JPY	11,958,702,285	Standard Chartered Bank	11/8/18	1,654,825	—
AUD	16,426,998	USD	12,212,913	Standard Chartered Bank	11/9/18	—	(579,147)
THB	780,000,000	USD	24,563,061	Deutsche Bank AG	11/9/18	—	(1,030,810)
THB	53,972,000	USD	1,623,706	JPMorgan Chase Bank, N.A.	11/9/18	4,605	—
THB	273,309,658	USD	8,239,664	Standard Chartered Bank	11/9/18	5,966	—
THB	382,643,000	USD	11,513,254	UBS AG	11/9/18	30,914	—
USD	317,458	AUD	426,998	Standard Chartered Bank	11/9/18	15,054	—
USD	12,144,317	NZD	18,000,000	Standard Chartered Bank	11/9/18	397,340	—
USD	9,003,230	THB	285,740,000	Deutsche Bank AG	11/9/18	382,582	—
USD	7,645,280	THB	242,775,857	Deutsche Bank AG	11/9/18	320,841	—
USD	1,699,619	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/9/18	71,308	—
USD	5,197,985	THB	165,114,000	Standard Chartered Bank	11/9/18	216,570	—
USD	3,404,199	THB	108,195,658	Standard Chartered Bank	11/9/18	139,984	—
ILS	109,230,000	USD	30,297,483	Goldman Sachs International	11/13/18	—	(905,939)
USD	17,706,767	NZD	26,695,000	HSBC Bank USA, N.A.	11/13/18	284,769	—
USD	11,301,952	NZD	17,039,000	HSBC Bank USA, N.A.	11/13/18	181,763	—
EUR	2,512,475	SEK	26,157,672	JPMorgan Chase Bank, N.A.	11/14/18	—	(12,705)
SEK	26,157,672	EUR	2,509,164	JPMorgan Chase Bank, N.A.	11/14/18	16,459	—
AUD	2,270,401	USD	1,651,145	Standard Chartered Bank	11/20/18	—	(43,047)
JPY	2,603,776,500	USD	23,627,522	Standard Chartered Bank	11/20/18	—	(522,471)
USD	110,639	ARS	4,455,438	JPMorgan Chase Bank, N.A.	11/20/18	—	(10,720)
USD	1,645,402	NZD	2,495,385	Standard Chartered Bank	11/20/18	16,740	—
USD	17,010,038	EUR	14,257,607	Standard Chartered Bank	11/29/18	827,514	—

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
IDR	21,793,265,881	USD	1,473,902	Standard Chartered Bank	11/30/18	$—	$(47,531)
USD	17,375,882	PEN	58,278,709	Standard Chartered Bank	11/30/18	107,244	—
USD	14,715,946	PEN	49,372,000	The Bank of Nova Scotia	11/30/18	86,467	—
AUD	2,591,704	USD	1,869,448	Australia and New Zealand Banking Group Limited	12/3/18	—	(33,536)
USD	196,921	ARS	7,355,000	BNP Paribas	12/3/18	—	(264)
USD	177,399	ARS	6,659,562	Goldman Sachs International	12/3/18	—	(1,141)
USD	1,875,342	NZD	2,830,000	Australia and New Zealand Banking Group Limited	12/3/18	28,088	—
USD	1,935,979	NZD	2,837,950	HSBC Bank USA, N.A.	12/3/18	83,536	—
USD	146,894	NZD	215,331	HSBC Bank USA, N.A.	12/3/18	6,338	—
ILS	109,110,000	USD	30,064,477	Goldman Sachs International	12/4/18	—	(658,435)
NOK	153,156,000	EUR	16,193,344	State Street Bank and Trust Company	12/4/18	—	(194,997)
NOK	40,844,000	EUR	4,317,868	The Toronto-Dominion Bank	12/4/18	—	(51,309)
USD	660,417	PEN	2,184,000	Standard Chartered Bank	12/4/18	13,376	—
USD	17,025,231	IDR	260,077,425,000	Deutsche Bank AG	12/5/18	18,666	—
USD	10,331,373	IDR	157,822,053,979	Deutsche Bank AG	12/5/18	11,327	—
AUD	4,119,000	USD	2,961,462	Australia and New Zealand Banking Group Limited	12/10/18	—	(43,404)
USD	7,947,166	NZD	12,057,530	Australia and New Zealand Banking Group Limited	12/10/18	76,028	—
AUD	3,679,000	USD	2,621,034	Australia and New Zealand Banking Group Limited	12/12/18	—	(14,627)
USD	2,599,389	NZD	3,974,000	Australia and New Zealand Banking Group Limited	12/12/18	5,101	—
AUD	3,687,000	USD	2,615,023	HSBC Bank USA, N.A.	12/13/18	—	(2,919)
AUD	3,669,919	USD	2,605,037	HSBC Bank USA, N.A.	12/13/18	—	(5,034)
USD	2,593,852	NZD	3,985,000	HSBC Bank USA, N.A.	12/13/18	—	(7,650)
USD	2,577,970	NZD	3,962,000	HSBC Bank USA, N.A.	12/13/18	—	(8,517)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(833,410)
USD	26,904,054	NZD	40,882,339	BNP Paribas	12/20/18	212,695	—
USD	1,984,559	NZD	3,015,658	BNP Paribas	12/20/18	15,689	—
EUR	10,000,000	USD	11,751,000	Citibank, N.A.	12/27/18	—	(366,298)
USD	11,782,180	EUR	10,000,000	Deutsche Bank AG	12/27/18	397,478	—
AUD	1,475,000	USD	1,045,495	BNP Paribas	1/9/19	—	(156)
USD	1,044,189	NZD	1,611,621	BNP Paribas	1/9/19	—	(8,278)
USD	3,939,790	KRW	4,371,000,000	Deutsche Bank AG	1/14/19	101,258	—
USD	5,341,576	KRW	5,919,000,000	Goldman Sachs International	1/14/19	143,619	—
USD	4,431,327	KRW	4,939,600,000	JPMorgan Chase Bank, N.A.	1/14/19	93,461	—
SEK	171,000,000	EUR	16,588,705	HSBC Bank USA, N.A.	1/18/19	—	(95,212)
NOK	89,820,000	EUR	9,453,460	Deutsche Bank AG	1/22/19	—	(92,210)
NOK	194,513,840	EUR	20,545,378	HSBC Bank USA, N.A.	1/22/19	—	(283,000)
USD	161	EUR	140	Standard Chartered Bank	1/24/19	2	—
USD	2,985,893	EUR	2,527,248	JPMorgan Chase Bank, N.A.	1/25/19	101,023	—
USD	12,460,504	EUR	10,500,000	State Street Bank and Trust Company	1/25/19	474,685	—
USD	3,797,237	NZD	5,789,000	Australia and New Zealand Banking Group Limited	1/25/19	15,986	—
USD	2,966,161	NZD	4,522,000	Australia and New Zealand Banking Group Limited	1/25/19	12,487	—

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,712,395	HUF	762,217,225	Goldman Sachs International	1/28/19	$33,797	$—
AUD	26,683,272	USD	18,956,559	Standard Chartered Bank	1/29/19	—	(40,349)
USD	1,385,563	EUR	1,209,781	Standard Chartered Bank	1/29/19	4,114	—
USD	3,482,187	NZD	5,326,000	HSBC Bank USA, N.A.	1/29/19	3,185	—
USD	2,719,845	NZD	4,160,000	HSBC Bank USA, N.A.	1/29/19	2,487	—
USD	10,638,743	NZD	16,231,427	JPMorgan Chase Bank, N.A.	1/29/19	36,195	—
USD	1,463,201	NZD	2,232,392	JPMorgan Chase Bank, N.A.	1/29/19	4,978	—
USD	24,134,872	KRW	26,770,400,000	JPMorgan Chase Bank, N.A.	1/30/19	610,909	—
EUR	2,665,000	USD	3,055,369	Standard Chartered Bank	1/31/19	—	(11,682)
USD	29,453,830	EUR	25,661,117	Standard Chartered Bank	1/31/19	146,355	—
USD	21,145,793	EUR	17,888,025	Standard Chartered Bank	2/1/19	714,179	—
USD	8,643,673	NZD	13,137,000	HSBC Bank USA, N.A.	2/1/19	62,119	—
USD	328,324	NZD	499,000	HSBC Bank USA, N.A.	2/1/19	2,360	—
AUD	2,760,000	USD	1,957,116	Australia and New Zealand Banking Group Limited	2/4/19	—	(331)
USD	2,708,778	NZD	4,145,000	Australia and New Zealand Banking Group Limited	2/4/19	1,016	—
USD	102,600	NZD	157,000	Australia and New Zealand Banking Group Limited	2/4/19	38	—
EUR	5,295,000	USD	6,207,699	Goldman Sachs International	2/21/19	—	(149,062)
USD	9,815,052	EUR	8,371,975	Goldman Sachs International	2/21/19	235,683	—
EUR	303,169	USD	357,057	Standard Chartered Bank	3/7/19	—	(9,733)
USD	3,896,658	EUR	3,258,797	Standard Chartered Bank	3/7/19	163,231	—
USD	1,076,162	EUR	900,000	Standard Chartered Bank	3/7/19	45,080	—
USD	16,303,560	EUR	14,023,000	JPMorgan Chase Bank, N.A.	3/21/19	218,106	—
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(281,631)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(276,877)
TWD	143,000,000	USD	4,920,853	Citibank, N.A.	4/30/19	—	(234,658)
TWD	142,787,000	USD	4,914,369	Deutsche Bank AG	4/30/19	—	(235,154)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	230,898	—
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	276,210	—
CNH	142,076,000	USD	20,682,146	Standard Chartered Bank	6/28/19	—	(496,402)
USD	1,425,271	CNH	9,871,000	Citibank, N.A.	6/28/19	22,828	—
USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	397,494	—
USD	2,405,328	CNH	16,705,000	Deutsche Bank AG	6/28/19	31,930	—
USD	2,808,621	CNH	19,461,775	Goldman Sachs International	6/28/19	43,548	—
USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	588,793	—
USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	384,973	—
USD	18,010,399	CNH	124,905,000	Standard Chartered Bank	6/28/19	264,261	—
USD	9,102,012	CNH	63,236,225	Standard Chartered Bank	6/28/19	117,593	—
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(454,681)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(286,545)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(50,236)
CNH	83,000,000	USD	12,023,235	Deutsche Bank AG	7/18/19	—	(237,026)
CNH	115,790,000	USD	16,773,866	Goldman Sachs International	7/18/19	—	(331,394)
CNH	85,000,000	USD	12,311,703	JPMorgan Chase Bank, N.A.	7/18/19	—	(241,489)
CNH	83,000,000	USD	12,028,173	Standard Chartered Bank	7/18/19	—	(241,964)
USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	470,140	—

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	$482,459	$—
USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	193,468	—
USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	500,031	—
USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	489,537	—
USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	372,855	—
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(200,369)

						$17,610,998	$(10,711,448)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date (1)	Notional Amount (000’s omitted)	Value/Unrealized (Depreciation)
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(908,006)

				$(908,006)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	79	Long	12/21/18	$10,708,845	$(893,418)

Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	445	Short	12/17/18	(43,477,891)	813,516
CME 90-Day Eurodollar	1,892	Long	12/17/18	459,992,500	(1,371,700)
CME 90-Day Eurodollar	1,892	Short	12/16/19	(457,840,350)	2,114,725
CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,142,847,925)	6,751,238
Euro-Buxl	180	Short	12/6/18	(36,065,852)	(126,408)
Japan 10-Year Bond	101	Short	12/13/18	(134,830,771)	(299,863)

					$6,988,090

CME:  Chicago Mercantile Exchange.

Euro-Buxl:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$93,844
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	79,368
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	63,056
EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	39,519
EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	69,931
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(15,212)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(149,506)
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(145,160)
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(114,557)
EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(41,863)
EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(74,369)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	117,806
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(53,841)
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(71,071)
USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	261,082
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(358,846)

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	$724,024
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	259,655
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	276,939
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	118,512
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	110,545
USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	108,837
USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	63,499
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	229,871
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(196,468)

							$1,395,595

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CZK	652,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/14/28	$796,135	$—	$796,135
CZK	578,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.29% (pays annually)	8/24/28	548,683	—	548,683
EUR	58,020	Pays	6-month EURIBOR (pays semi-annually)	0.47% (pays annually)	2/27/23	878,345	—	878,345
EUR	12,100	Receives	6-month EURIBOR (pays semi-annually)	1.64% (pays annually)	2/27/48	(589,010)	—	(589,010)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	$481,865	$—	$481,865
HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	333,137	—	333,137
HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	367,966	—	367,966
HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	142,949	—	142,949
HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	138,652	—	138,652
HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	115,252	—	115,252
HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	314,412	—	314,412
HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	345,763	—	345,763
HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	157,046	—	157,046
HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	62,420	—	62,420
HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	59,895	—	59,895
HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	32,464	—	32,464
HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	196,353	—	196,353
HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	34,606	—	34,606
HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	36,903	—	36,903
HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	97,028	—	97,028
JPY	412,230	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	288,335	—	288,335
JPY	1,401,960	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	448,898	—	448,898
JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	241,761	—	241,761
JPY	1,364,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	232,239	—	232,239
JPY	1,013,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(23,983)	—	(23,983)
JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(18,335)	—	(18,335)
NZD	12,730	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(184,717)	—	(184,717)

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	9,260	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	$(135,015)	$—	$(135,015)
NZD	23,100	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	(327,458)	—	(327,458)
NZD	26,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(360,262)	—	(360,262)
NZD	10,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(141,799)	—	(141,799)
NZD	10,290	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(143,951)	—	(143,951)
NZD	86,200	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(2,635,815)	—	(2,635,815)
NZD	31,600	Receives	3-month NZD Bank Bill (pays quarterly)	2.91% (pays semi-annually)	10/19/28	(159,930)	—	(159,930)
PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(280,849)	—	(280,849)
PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(205,904)	—	(205,904)
PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(70,003)	—	(70,003)
PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(248,154)	—	(248,154)
PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(43,462)	—	(43,462)
PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(74,031)	—	(74,031)
PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(47,782)	—	(47,782)
PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(59,537)	—	(59,537)
PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(78,289)	—	(78,289)
PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(62,219)	—	(62,219)
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(24,109)	—	(24,109)
PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(32,733)	—	(32,733)
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	2,547	—	2,547
PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(10,546)	—	(10,546)
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	532	—	532
PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(3,090)	—	(3,090)

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	$(4,944)	$—	$(4,944)
SGD	18,500	Pays	6-month SGD SIBOR (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	46,113	—	46,113
SGD	18,500	Pays	6-month SGD SIBOR (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	47,687	—	47,687
SGD	19,000	Pays	6-month SGD SIBOR (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	60,516	—	60,516
SGD	37,000	Pays	6-month SGD SIBOR (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	122,883	—	122,883
SGD	9,630	Pays	6-month SGD SIBOR (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	28,104	—	28,104
SGD	10,000	Pays	6-month SGD SIBOR (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	29,184	—	29,184
SGD	15,000	Pays	6-month SGD SIBOR (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	43,776	—	43,776
USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	2/24/19	17,743	(1)	17,742
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.77% (pays semi-annually)	3/28/19	4,174	—	4,174
USD	133,000	Pays	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	4/27/22	(268,785)	—	(268,785)
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	4/30/22	(368,062)	—	(368,062)
USD	102,000	Pays	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/5/28	(3,473,063)	—	(3,473,063)
USD	41,700	Pays	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	8/31/28	(827,414)	—	(827,414)
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	4/27/30	328,813	—	328,813
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	4/30/30	511,198	—	511,198
USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	9,023,042	—	9,023,042
USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(9,389,904)	—	(9,389,904)
USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	6,342,423	—	6,342,423
USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	7,751,851	—	7,751,851
USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(6,444,254)	—	(6,444,254)
USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(7,876,311)	—	(7,876,311)
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	1,694,371	(108,328)	1,586,043

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	41,000	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/5/48	$3,342,142	$—	$3,342,142
USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	(146,198)	122,273	(23,925)
USD	17,100	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	8/31/48	928,699	—	928,699
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	399,723	—	399,723
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	289,772	—	289,772

Total						$2,606,482	$13,944	$2,620,426

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation

BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$480,991
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	149,608
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	889,465

							$1,520,064

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized (Depreciation)
Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$(685,990)

Total							$(685,990)

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

Malaysia	$ 155,000	1.00% (pays quarterly)(1)	12/20/23	$774,742	$(718,188)	$56,554

				$774,742	$(718,188)	$56,554

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$56,200
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(17,348)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(27,602)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(40,120)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	102,858
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	78,929

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	$78,438
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 455,470,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	(8,185)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	59,733
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 347,490,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(53,121)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(40,775)

				$189,007

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate
CMS	–	Constant Maturity Swap
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
CNH	–	Yuan Renminbi Offshore
CZK	–	Czech Koruna
EGP	–	Egyptian Pound
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
ISK	–	Icelandic Krona
JPY	–	Japanese Yen
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso

NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RSD	–	Serbian Dinar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $1,506,739,403)	$1,429,333,034
Affiliated investment, at value (identified cost, $32,596,748)	32,594,331
Cash	16,413,470
Deposits for derivatives collateral —
Centrally cleared swap contracts	15,440,952
OTC derivatives	6,047,858
Foreign currency, at value (identified cost, $8,847,262)	8,507,698
Interest and dividends receivable	11,959,121
Dividends receivable from affiliated investment	150,271
Receivable for investments sold	427,535
Receivable for variation margin on open financial futures contracts	1,086,049
Receivable for variation margin on open centrally cleared swap contracts	7,716,832
Receivable for open forward foreign currency exchange contracts	17,610,998
Receivable for open swap contracts	1,896,222
Prepaid expenses	1,228
Total assets	$1,549,185,599

Liabilities
Cash collateral due to brokers	$6,047,858
Written options outstanding, at value (premiums received, $1,292,416)	1,384,026
Payable for investments purchased	37,506,726
Payable for open forward foreign currency exchange contracts	10,711,448
Payable for open forward volatility agreements	908,006
Payable for open swap contracts	873,141
Payable to affiliates:
Investment adviser fee	780,088
Trustees’ fees	5,886
Accrued expenses	486,587
Total liabilities	$58,703,766
Net Assets applicable to investors’ interest in Portfolio	$1,490,481,833

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2018
Interest (net of foreign taxes, $1,766,158)	$73,558,240
Dividends (net of foreign taxes, $50,210)	7,157,207
Dividends from affiliated investment	1,461,766
Total investment income	$82,177,213

Expenses
Investment adviser fee	$9,447,466
Trustees’ fees and expenses	67,272
Custodian fee	774,876
Legal and accounting services	266,101
Miscellaneous	450,490
Total expenses	$11,006,205

Net investment income	$71,171,008

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $38,238)	$(265,889)
Investment transactions — affiliated investment	(1,224)
Written options and swaptions	2,703,298
Financial futures contracts	17,316,487
Swap contracts	13,980,894
Foreign currency transactions	(547,501)
Forward foreign currency exchange contracts	(13,814,867)
Capital gains distributions received	445,701
Net realized gain	$19,816,899
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $328,212)	$(59,532,332)
Investments — affiliated investment	(1,911)
Written options and swaptions	(618,546)
Financial futures contracts	1,035,127
Swap contracts	(413,444)
Forward volatility agreements	(458,886)
Foreign currency	(274,292)
Forward foreign currency exchange contracts	6,064,031
Net change in unrealized appreciation (depreciation)	$(54,200,253)

Net realized and unrealized loss	$(34,383,354)

Net increase in net assets from operations	$36,787,654

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$71,171,008	$59,519,948
Net realized gain	19,816,899	20,190,807
Net change in unrealized appreciation (depreciation)	(54,200,253)	22,175,592
Net increase in net assets from operations	$36,787,654	$101,886,347
Capital transactions —
Contributions	$192,566,243	$184,552,951
Withdrawals	(372,199,188)	(132,800,500)
Net increase (decrease) in net assets from capital transactions	$(179,632,945)	$51,752,451

Net increase (decrease) in net assets	$(142,845,291)	$153,638,798

Net Assets
At beginning of year	$1,633,327,124	$1,479,688,326
At end of year	$1,490,481,833	$1,633,327,124

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.69%	0.68%	0.66%	0.66%	0.72%
Net investment income	4.47%	3.84%	3.75%	3.63%	5.32%
Portfolio Turnover	57%	44%	30%	32%	58%

Total Return	2.74%	6.70%	0.04%	(0.41)%	7.75%

Net assets, end of year (000’s omitted)	$1,490,482	$1,633,327	$1,479,688	$1,859,065	$1,021,588

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.0% and 7.0%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2018 were $16,570,799 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

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Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder.

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Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By

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Notes to Consolidated Financial Statements — continued

design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $9,447,466 or 0.593% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$413,975,806	$478,812,494
U.S. Government and Agency Securities	464,444,258	311,169,317

	$878,420,064	$789,981,811

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,559,753,965

Gross unrealized appreciation	$80,370,996
Gross unrealized depreciation	(136,150,546)

Net unrealized depreciation	$(55,779,550)

5  Restricted Securities

At October 31, 2018, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of

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Notes to Consolidated Financial Statements — continued

circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$338,073
Altair VI Reinsurance	12/29/17	1,000	4,972,438	5,172,330
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,657,600
Mt. Logan Re, Ltd.	1/2/18	10,000	10,000,000	10,630,676

Total Restricted Securities			$22,904,283	$22,798,679

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Consolidated Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $13,876,621. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,070,308 at October 31, 2018.

The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2018. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit		Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—		$1,635,433	$6,833,379	$19,919,371	$28,388,183
Not applicable	774,742	*	—	—	49,662,367 *	50,437,108
Receivable for open forward foreign currency exchange contracts	—		—	17,610,998	—	17,610,998
Receivable for open swap contracts	—		—	—	1,896,222	1,896,222

Total Asset Derivatives	$774,742		$1,635,433	$24,444,377	$71,477,960	$98,332,511

Derivatives not subject to master netting or similar agreements	$774,742		$—	$—	$49,662,367	$50,437,108

Total Asset Derivatives subject to master netting or similar agreements	$—		$1,635,433	$24,444,377	$21,815,593	$47,895,403

Written options outstanding, at value	$—		$(330,050)	$(1,053,976)	$—	$(1,384,026)
Not applicable	—		(893,418)*	—	(37,778,782)*	(38,672,200)
Payable for open forward foreign currency exchange contracts	—		—	(10,711,448)	—	(10,711,448)
Payable for open swap contracts	—		—	—	(873,141)	(873,141)
Payable for open forward volatility agreements	—		—	—	(908,006)	(908,006)

Total Liability Derivatives	$—		$(1,223,468)	$(11,765,424)	$(39,559,929)	$(52,548,821)

Derivatives not subject to master netting or similar agreements	$—		$(893,418)	$—	$(37,778,782)	$(38,672,200)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(330,050)	$(11,765,424)	$(1,781,147)	$(13,876,621)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

37

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Australia and New Zealand Banking Group Limited	$139,103	$(92,931)	$—	$—	$46,172	$—
Bank of America, N.A.	10,566,422	(1,649,431)	—	—	8,916,991	—
Barclays Bank PLC	689,280	(689,280)	—	—	—	—
BNP Paribas	816,576	(816,576)	—	—	—	—
Citibank, N.A.	3,071,293	(941,886)	—	(1,506,440)	622,967	1,506,440
Deutsche Bank AG	2,232,062	(2,069,193)	(140,967)	(21,902)	—	50,126
Goldman Sachs International	6,602,016	(2,178,097)	(4,423,919)	—	—	—
HSBC Bank USA, N.A.	626,557	(466,287)	(102,025)	—	58,245	—
JPMorgan Chase Bank, N.A.	1,734,219	(327,945)	—	(1,330,421)	75,853	1,330,421
Morgan Stanley & Co. International PLC	10,558,630	—	—	(1,495,000)	9,063,630	1,495,000
Standard Chartered Bank	9,227,186	(2,617,488)	(4,171,419)	(1,095,734)	1,342,545	1,095,734
State Street Bank and Trust Company	601,021	(290,095)	(310,926)	—	—	—
The Bank of Nova Scotia	1,000,124	(194,101)	—	(570,137)	235,886	570,137
UBS AG	30,914	(18,000)	—	—	12,914	—

	$47,895,403	$(12,351,310)	$(9,149,256)	$(6,019,634)	$20,375,203	$6,047,858

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Australia and New Zealand Banking Group Limited	$(92,931)	$92,931	$—	$—	$—	$—
Bank of America, N.A.	(1,649,431)	1,649,431	—	—	—	—
Barclays Bank PLC	(847,973)	689,280	—	—	(158,693)	—
BNP Paribas	(2,131,885)	816,576	1,315,309	—	—	—
Citibank, N.A.	(941,886)	941,886	—	—	—	—
Deutsche Bank AG	(2,069,193)	2,069,193	—	—	—	—
Goldman Sachs International	(2,178,097)	2,178,097	—	—	—	—
HSBC Bank USA, N.A.	(466,287)	466,287	—	—	—	—
JPMorgan Chase Bank, N.A.	(327,945)	327,945	—	—	—	—
Standard Chartered Bank	(2,617,488)	2,617,488	—	—	—	—
State Street Bank and Trust Company	(290,095)	290,095	—	—	—	—

38

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
The Bank of Nova Scotia	$(194,101)	$194,101	$—	$—	$—	$—
The Toronto-Dominion Bank	(51,309)	—	—	—	(51,309)	—
UBS AG	(18,000)	18,000	—	—	—	—

	$(13,876,621)	$12,351,310	$1,315,309	$—	$(210,002)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$6,047,858

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(540,000)	$(698,364)	$(371,179)	$(1,496,250)
Written options and swaptions	—	—	565,798	2,137,500
Financial futures contracts	—	481,468	—	16,835,019
Swap contracts	(787,913)	—	—	14,768,807

Forward foreign currency exchange contracts	—	—	(13,814,867)	—

Total	$(1,327,913)	$(216,896)	$(13,620,248)	$32,245,076

Change in unrealized appreciation (depreciation) —
Investments	$496,800	$(1,519,237)	$3,359,300	$608,582
Written options and swaptions	—	59,447	(677,993)	—
Financial futures contracts	—	(893,418)	—	1,928,545
Swap contracts	310,910	—	—	(724,354)
Forward volatility agreements	—	—	—	(458,886)

Forward foreign currency exchange contracts	—	—	6,064,031	—

Total	$807,710	$(2,353,208)	$8,745,338	$1,353,887

39

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$1,131,049,000	$2,798,910,000	$1,534,820,000	$35,000,000

Swaptions Purchased	Call Options Purchased	Swaptions Written	Swap Contracts

$478,923,000	$103,846,000	$34,615,000	$2,226,167,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts and written index options contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately $222,886,000, $31,705,000, 5,522 and 13 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$446,255,507	$—	$446,255,507
Mortgage Pass-Throughs	—	36,729,635	—	36,729,635
Commercial Mortgage-Backed Securities	—	36,291,108	—	36,291,108
Asset-Backed Securities	—	214,121,705	—	214,121,705
Small Business Administration Loans (Interest Only)	—	74,758,132	—	74,758,132
Senior Floating-Rate Loans	—	21,746,296	—	21,746,296
Sovereign Loans	—	1,839,401	—	1,839,401
Foreign Government Bonds	—	333,552,580	—	333,552,580
Foreign Corporate Bonds	—	43,323,970	—	43,323,970
U.S. Treasury Obligations	—	56,455,332	—	56,455,332
Corporate Bonds & Notes	—	1,553,885	—	1,553,885
Common Stocks	56,428	4,577,564 *	—	4,633,992
Closed-End Funds	59,659,376	—	—	59,659,376
Other	—	—	34,487,429	34,487,429
Short-Term Investments —
Foreign Government Securities	—	25,062,764	—	25,062,764
U.S. Treasury Obligations	—	10,473,739	—	10,473,739
Other	—	32,594,331	—	32,594,331
Purchased Currency Options	—	6,833,379	—	6,833,379
Purchased Interest Rate Swaptions	—	18,593,559	—	18,593,559
Purchased Call Options	457,150	2,504,095	—	2,961,245

Total Investments	$60,172,954	$1,367,266,982	$34,487,429	$1,461,927,365
Forward Foreign Currency Exchange Contracts	$—	$17,610,998	$—	$17,610,998
Futures Contracts	9,679,479	—	—	9,679,479
Swap Contracts	—	42,653,852	—	42,653,852

Total	$69,852,433	$1,427,531,832	$34,487,429	$1,531,871,694

Liability Description
Written Currency Options	$—	$(1,053,976)	$—	$(1,053,976)
Written Put Options	(330,050)	—	—	(330,050)
Forward Foreign Currency Exchange Contracts	—	(10,711,448)	—	(10,711,448)
Forward Volatility Agreements	—	(908,006)	—	(908,006)
Futures Contracts	(2,691,389)	—	—	(2,691,389)
Swap Contracts	—	(36,853,952)	—	(36,853,952)

Total	$(3,021,439)	$(49,527,382)	$—	$(52,548,821)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

41

Global Opportunities Portfolio

October 31, 2018

Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other

Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	(1,672,145)
Change in net unrealized appreciation (depreciation)	1,615,146
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(8,960,072)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of October 31, 2018	$34,487,429

Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2018	$77,606

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

42

Global Opportunities Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2018, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2018, by correspondence with the custodian, brokers, and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 27, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

43

Global Opportunities Portfolio

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

44

Global Opportunities Portfolio

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

45

Global Opportunities Portfolio

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

46

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/17	10/31/18
Audit Fees	$86,139	$95,247
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$40,206	$33,654
All Other Fees(3)	$0	$0

Total	$126,345	$128,901

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/17	10/31/18
Registrant	$40,206	$33,654
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 27, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 27, 2018